TYPE				13F-HR
PERIOD				06/30/07
FILER
		CIK		0001352512
		CCC		w#oyst6t
SUBMISSION-CONTACT
		NAME		JANET M. HEWLETT
		PHONE		248-433-4000


                       UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 2007
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		AZIMUTH CAPITAL MANAGEMENT LLC
		ADDRESS		260 E. LONG LAKE ROAD, SUITE 160
				BLOOMFIELD HILLS, MI 48304

		13F FILE NUMBER
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:		Janet M. Hewlett
		--------------------------
Title:		Senior Managing Director
		& Chief Compliance Officer
                --------------------------
Phone:		248-433-4000
                --------------------------

Signature,		Place,			and Date of Signing
Janet M. Hewlett	Bloomfield Hills, MI	July 26, 2007

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		0
						----------
Form 13F Information Table Entry Total		80
						----------
Form 13F Information Table Value Total		$167,394
						----------
						(thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206r102     5374   129483 SH       Sole                   124733              4750
AU&NZ Bnkg Grp Ltd             COM              052528304      305     2470 SH       Sole                     2470
Adobe Systems Inc              COM              00724f101     2099    52285 SH       Sole                    50760              1525
Aflac Inc.                     COM              001055102     3076    59840 SH       Sole                    57340              2500
Alcon Inc                      COM              h01301102      449     3325 SH       Sole                     3325
Alliant Technologies           COM              018804104     5138    51820 SH       Sole                    49795              2025
American Express               COM              025816109      716    11705 SH       Sole                    11030               675
American Int'l Group           COM              026874107     4493    64160 SH       Sole                    61610              2550
Apache Corp                    COM              037411105     3236    39665 SH       Sole                    38165              1500
Apple Computer Inc             COM              037833100      739     6055 SH       Sole                     5705               350
Baker Hughes Inc               COM              057224107     1354    16090 SH       Sole                    15340               750
Business Objects ADR           COM              12328x107      365     9390 SH       Sole                     9390
Cardinal Health                COM              14149y108     3475    49200 SH       Sole                    47500              1700
Charles Schwab Corp            COM              808513105     1373    66930 SH       Sole                    63855              3075
Cisco Systems Inc              COM              17275r102     2054    73750 SH       Sole                    71325              2425
Citigroup Inc                  COM              172967101     4667    90988 SH       Sole                    88088              2900
Coca-Cola Co                   COM              191216100     5071    96945 SH       Sole                    94745              2200
Comcast Corp Cl A              COM              20030n101     1642    58392 SH       Sole                    55967              2425
DPL Inc                        COM              233293109     1561    55085 SH       Sole                    52985              2100
E.I. du Pont                   COM              263534109     1543    30350 SH       Sole                    29100              1250
EMC Corp                       COM              268648102      511    28235 SH       Sole                    28235
Eli Lilly & Co                 COM              532457108     1306    23370 SH       Sole                    22520               850
Exxon Mobil Corp               COM              30231g102     5110    60920 SH       Sole                    58570              2350
Family Dollar Stores           COM              307000109     3585   104470 SH       Sole                   100695              3775
FedEx Corp                     COM              31428x106     1291    11630 SH       Sole                    10980               650
Fomento Economico Mexicano     COM              344419106      284     7215 SH       Sole                     7215
General Dynamics               COM              369550108     1517    19390 SH       Sole                    18665               725
General Electric Co            COM              369604103     6871   179501 SH       Sole                   174001              5500
Goldman Sachs Grp              COM              38141g104     1084     5000 SH       Sole                     5000
Google Inc Cl A                COM              38259p508     2392     4576 SH       Sole                     4441               135
Hewlett-Packard Co             COM              428236103     1539    34496 SH       Sole                    32846              1650
Huaneng Power Int'l            COM              443304100      259     5585 SH       Sole                     5585
IBM                            COM              459200101     5031    47799 SH       Sole                    45874              1925
Icon PLC-ADR                   COM              45103t107      338     7725 SH       Sole                     7725
Illinois Tool Works            COM              452308109     1442    26605 SH       Sole                    25580              1025
Int'l Paper Co                 COM              460146103     5041   129090 SH       Sole                   124065              5025
Intel Corp                     COM              458140100     4860   204710 SH       Sole                   197310              7400
JP Mrgn Chase & Co             COM              46625h100     3028    62500 SH       Sole                    60000              2500
Japan Index (ETF)              COM              464286848      198    13615 SH       Sole                    13615
Johnson & Johnson              COM              478160104     3098    50280 SH       Sole                    48280              2000
KLA-Tencor Corp                COM              482480100      297     5400 SH       Sole                     5400
Massey Energy Co               COM              576206106     1388    52095 SH       Sole                    49970              2125
Medtronic Inc                  COM              585055106      397     7650 SH       Sole                     6650              1000
Mellon Financial Corp          COM              58551a108     1615    36715 SH       Sole                    35265              1450
Merck & Co Inc                 COM              589331107     4839    97170 SH       Sole                    93370              3800
Microsoft Corp                 COM              594918104     3531   119815 SH       Sole                   115590              4225
Millipore Corp                 COM              601073109     1887    25130 SH       Sole                    24280               850
Molex Inc                      COM              608554101     1801    60000 SH       Sole                    57500              2500
NII Holdings Inc               COM              62913f201      459     5680 SH       Sole                     5680
Nabors Industries Ltd          COM              g6359f103     1252    37505 SH       Sole                    35780              1725
Nokia Corp ADR                 COM              654902204      247     8795 SH       Sole                     8795
PNC Financial                  COM              693475105     1750    24455 SH       Sole                    23580               875
Paychex Inc                    COM              704326107     1602    40955 SH       Sole                    39480              1475
Pepsico Inc                    COM              713448108     1703    26255 SH       Sole                    25280               975
Pfizer Inc                     COM              717081103      318    12425 SH       Sole                    10825              1600
Philips Electronics            COM              500472303      314     7425 SH       Sole                     7425
Praxair Inc                    COM              74005p104      821    11403 SH       Sole                    11003               400
Procter & Gamble Co            COM              742718109     3256    53216 SH       Sole                    51216              2000
QIAGEN N.V.                    COM              n72482107      235    13225 SH       Sole                    13225
Short S&P 500 Shares           COM              74347r503     6848   114630 SH       Sole                   110480              4150
Siemens AG                     COM              826197501      279     1950 SH       Sole                     1950
State Street Corp              COM              857477103     2970    43420 SH       Sole                    41745              1675
Stryker Corp                   COM              863667101      325     5150 SH       Sole                     5150
Sysco Corp                     COM              871829107     1608    48745 SH       Sole                    46795              1950
Target Corp                    COM              87612e106     1818    28580 SH       Sole                    27555              1025
Texas Instruments              COM              882508104     5382   143035 SH       Sole                   137635              5400
Time Warner Inc                COM              887317105     2977   141475 SH       Sole                   135725              5750
Total SA-Spn ADR               COM              89151e109      206     2550 SH       Sole                     2550
Tyson Foods Inc                COM              902494103     5051   219240 SH       Sole                   210915              8325
Verizon Comm Inc               COM              92343v104     3371    81892 SH       Sole                    78717              3175
Wal-Mart Stores Inc            COM              931142103     3052    63430 SH       Sole                    61230              2200
Walgreen Co                    COM              931422109      216     4965 SH       Sole                     4965
Waters Corp                    COM              941848103      238     4005 SH       Sole                     4005
Willis Group                   COM              g96655108     3251    73795 SH       Sole                    70820              2975
Wyeth                          COM              983024100     1669    29115 SH       Sole                    28565               550
Zions Bancorporation           COM              989701107      553     7190 SH       Sole                     6915               275
iShares MCSI EAFE Index        COM              464287465      405     5010 SH       Sole                     5010
iShares-Biotech                COM              464287556      351     4495 SH       Sole                     4495
iShares-Russell 1000           COM              464287622     1361    16665 SH       Sole                    16665
iShares-Russell 2000           COM              464287655      236     2849 SH       Sole                     2849